Other income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income Tables [Line Items]
Disclosure Of Other Operating Income Tables Explanatory

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of

subsidiaries
1
9 24 148
Net gains / (losses) from disposals of investments in associates and joint ventures
118 0 844
2
Share of net profits of associates and joint ventures
3
74 (163) 32
Total 201 (138) 1,024
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income
0 (1) (1)
Income from properties
4
29 18 20
Net gains / (losses) from properties held for sale (16) 8 71
Income from shared services provided to UBS Group AG or its subsidiaries 733 568 460
Other
5
301
6
112 308
7
Total other income 1,248 566 1,882
1 Includes foreign exchange gains / (losses) reclassified

from other comprehensive income related to the

disposal or closure of foreign operations.

Refer to Note 29 for more information about

UBS AG’s acquisitions
and disposals of subsidiaries and businesses.

2 Includes an USD
848
m gain related to the sale of UBS AG’s shareholding in Mitsubishi Corp.-UBS Realty Inc.

3 2024 includes a loss of USD
80 m due to UBS's share
of proportionate impairment losses reflected in the profit and loss of an associate (2023: loss of USD 255
m).

4 Includes rent received from third parties.

5 2024 includes gains of USD
0 m related to the repurchase
of UBS AG‘s own debt instruments (compared with a gain of USD 21 m in 2023 and a gain of USD 23
m in 2022).

6 Includes USD
113 m net gains in Asset Management from the sale of the Brazilian real estate fund management business.

7 Mainly relates to a portion of the total USD
133 m gain on the sale of UBS AG’s domestic wealth management business in Spain of USD 111 m (with the remaining amount disclosed within
Net gains / (losses) from acquisitions and disposals of subsidiaries) and income of USD 111 m related to a legacy litigation settlement and a legacy bankruptcy claim.